Fair Value Measurements (as restated, see Note 10) (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of levels within fair value heirarchy for funds assets and liabilities measured at fair value

Investment	Level 1	Level 2	Level 3	Practical Expedient	Total
Common Stocks	$1,036,928	$—	$9,013,011	$—	$10,049,939
Convertible Notes	—	—	2,450,000	—	2,450,000
Preferred Stocks	—	—	7,504,643	—	7,504,643
Special Purpose Vehicles	—	—	28,219,957	149,265	28,369,222
Money Market	4,833,833	—	—	—	4,833,833
Total	$5,870,761	$—	$47,187,611	$149,265	$53,207,637

Summary of changes in fair value of investments as per level 3 input

Investment	Balance as of December 31, 2022	Purchase of Investments	Proceeds from Sale of Investments	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Note Converted to Stock	Transfers out of Level 3 (a)	Balance as of December 31, 2023
Common Stocks	$13,901,019	$29,944	$—	$—	$(3,881,024)	$—	$(1,036,928)	$9,013,011
Convertible Notes	5,634,867	—	—	—	450,000	(3,634,867)	—	2,450,000
Preferred Stocks	4,207,367	1,589,684	—	—	(1,927,275)	3,634,867	—	7,504,643
Special Purpose Vehicles	25,860,855	2,010,008	—	—	498,359	—	(149,265)	28,219,957
Total	$49,604,108	$3,629,636	$—	$—	$(4,859,940)	$—	$(1,186,193)	$47,187,611

(a)	Level 3 transfers are done using fair market value as of December 31, 2023.

Summary of changes in fair value of liabilities as per level 3 input

	Balance as of December 31, 2022	Issuance of Liabilities	Conversion of SAFE Notes to Common Stock	Net Realized Gain (Loss) on Conversion of Liabilities	Net Change in Unrealized Appreciation (Depreciation) on Liabilities	Balance as of December 31, 2023
Warrants (see Note 4)	$(3,571,824)	$—	$—	$—	$3,571,824	$—
Total	$(3,571,824)	$—	$—	$—	$3,571,824	$—

Summary of quantitative information about significant unobservable valuation inputs of assets and liabilities for level 3

Level 3 Investments	Fair Value as of December 31, 2023	Valuation Technique	Unobservable Input	Ranges of Inputs/ (Average)
Assets
Common Stocks	$9,013,011	Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Price	$15.00-$19.05
		Market Approach	Volume Weighted Average Price	$4.50-$5.25/($5.10)
		Market Approach	Indicative Broker Quotes	$3.50 - $300.00/($151.75)
Convertible Notes	$2,450,000	Market Approach	Probability weighted financing round	75%
Preferred Stocks	$7,504,643	Cost Approach	Acquisition Price	N/A
		Market Approach	Indicative Broker Quotes	$250.00-$300.00/($275.00)
		Market Approach	Volume Weighted Average Price	$4.50 - $5.25/($5.10)
		Market Approach	Recent Transaction Price	N/A
Special Purpose Vehicles	$28,219,957	Market Approach	Indicative Broker Quotes	$185.00
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Adjusted Recent Transaction Price	$93.66
		Market Approach	Volume Weighted Average Price	$4.50-$475.00/($51.18)
		Cost Approach	Acquisition Price	N/A
Total	$47,187,611